Environment - Summary of Environmental Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Environmental Expenses [Line Items]
Costs incurred	$ 2,008	$ 12,969
Capitalized cost	7,659	10,736
Expense amount	5,651	2,233	$ 1,712
Environmental expenses	(5,651)	(2,233)	$ (1,712)
Cost to be incurred in the future	12,638	118,075
Total expenditures	$ 14,646	131,044
Costs incurred in prior period		$ 13,757
Emgesa S.A. E.S.P. [Member] | Environmental Resource Management HIDRA [Member]
Environmental Expenses [Line Items]
Description	Environmental resource management HIDRA	Environmental partner plan - Thermal power stations	Environmental partner plan - power plants
Project Status	In progress	In progress	In progress
Costs incurred		$ 1,463	$ 70,240
Capitalized cost		1,463	70,240
Cost to be incurred in the future	$ 5,727		$ 110,369
Expected date of incurring the cost	Dec. 31, 2019		Dec. 31, 2020
Total expenditures	$ 5,727	1,463	$ 180,609
Costs incurred in prior period		$ 1,463
Emgesa S.A. E.S.P. [Member] | Coperca [Member]
Environmental Expenses [Line Items]
Description		Environmental partner plan - Hydro power plants
Project Status		In progress
Costs incurred		$ 6,330
Capitalized cost		6,330
Cost to be incurred in the future		$ 106,863
Expected date of incurring the cost		Dec. 31, 2020
Total expenditures		$ 113,193
Emgesa S.A. E.S.P. [Member] | El Quimbo Hydro Power Plant [Member]
Environmental Expenses [Line Items]
Description			Environmental management hydroelectric power plant
Project Status			In progress
Costs incurred			$ 207
Capitalized cost			207
Total expenditures			$ 207
Empresa Distribuidora Sur S.A. (Distribution) [Member] | Contaminating Material Two [Member]
Environmental Expenses [Line Items]
Description	Handling of polluting material	Contaminating material management
Project Status	In progress	In progress
Costs incurred	$ 110	$ 105
Expense amount	110	105
Environmental expenses	(110)	$ (105)
Expected date of incurring the cost		Dec. 31, 2016
Total expenditures	$ 110	$ 105
Costs incurred in prior period		$ 105
Empresa Distribuidora Sur S.A. (Distribution) [Member] | Preventing Activities [Member]
Environmental Expenses [Line Items]
Description		Investment in environmental protection
Project Status		In progress
Costs incurred		$ 65
Capitalized cost		$ 65
Expected date of incurring the cost		Dec. 31, 2016
Total expenditures		$ 65
Empresa Distribuidora Sur S.A. (Distribution) [Member] | Contaminating Material One [Member]
Environmental Expenses [Line Items]
Description	Investment project in the environment
Project Status	In progress
Costs incurred	$ 5,773
Capitalized cost	5,773
Total expenditures	$ 5,773
Costs incurred in prior period		$ 65
Empresa Distribuidora Sur S.A. (Distribution) [Member] | Contaminating Material
Environmental Expenses [Line Items]
Description			Contaminating material management
Project Status			In progress
Costs incurred			$ 68
Expense amount			68
Environmental expenses			(68)
Total expenditures			$ 68
Empresa Distribuidora Sur S.A. (Distribution) [Member] | Transformers Recovery [Member]
Environmental Expenses [Line Items]
Description			Project to invest in environment
Project Status			In progress
Costs incurred			$ 46
Capitalized cost			46
Total expenditures			$ 46
Enel Generacion Peru S.A. [Member] | Preventing Activities [Member]
Environmental Expenses [Line Items]
Description	Biodiversity protection, sewage water treatment	Biodiversity protection, sewage water treatment
Project Status	Completed	In progress
Costs incurred	$ 270	$ 55
Expense amount	270	55
Environmental expenses	$ (270)	$ (55)
Expected date of incurring the cost	Dec. 31, 2017	Dec. 31, 2016
Total expenditures	$ 270	$ 55
Costs incurred in prior period		$ 55
Enel Generacion Peru S.A. [Member] | Environmental Studies [Member]
Environmental Expenses [Line Items]
Description	Environmental studies	Environmental studies
Project Status	Completed	In progress
Costs incurred	$ 314	$ 10
Expense amount	314	10
Environmental expenses	$ (314)	$ (10)
Expected date of incurring the cost	Dec. 31, 2017	Dec. 31, 2016
Total expenditures	$ 314	$ 10
Costs incurred in prior period		$ 10
Enel Generacion Peru S.A. [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Description	Hazardous waste management	Hazardous waste management
Project Status	Completed	In progress
Costs incurred	$ 317	$ 303
Expense amount	317	303
Environmental expenses	$ (317)	$ (303)
Expected date of incurring the cost	Dec. 31, 2017	Dec. 31, 2016
Total expenditures	$ 317	$ 303
Costs incurred in prior period		$ 303
Enel Generacion Peru S.A. [Member] | Mitigation And Restoration [Member]
Environmental Expenses [Line Items]
Description	Soil and water protection and recovery	Soil and water protection and recovery
Project Status	Completed	In progress
Costs incurred	$ 41
Expense amount	41
Environmental expenses	$ (41)
Expected date of incurring the cost	Dec. 31, 2017	Dec. 31, 2016
Total expenditures	$ 41
Enel Generacion Peru S.A. [Member] | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Description	Air and climate protection, noise reduction, protection from radiation	Air and climate protection, noise reduction, protection from radiation
Project Status	Completed	In progress
Costs incurred	$ 311	$ 393
Expense amount	311	393
Environmental expenses	$ (311)	$ (393)
Expected date of incurring the cost	Dec. 31, 2017	Dec. 31, 2016
Total expenditures	$ 311	$ 393
Costs incurred in prior period		$ 393
Enel Generacion Peru S.A. [Member] | Landscaping And Gardens [Member]
Environmental Expenses [Line Items]
Description	Gardens, landscaping and fauna maintenance	Gardens, landscaping and fauna maintenance
Project Status	Completed	In progress
Costs incurred	$ 196	$ 186
Expense amount	196	186
Environmental expenses	$ (196)	$ (186)
Expected date of incurring the cost	Dec. 31, 2017	Dec. 31, 2016
Total expenditures	$ 196	$ 186
Costs incurred in prior period		$ 186
Chinango S.A.C. [Member] | Preventing Activities [Member]
Environmental Expenses [Line Items]
Description	Biodiversity protection of the environment	Biodiversity protection, sewage water treatment	Biodiversity protection, sewage water treatment
Project Status	In progress	In progress	Completed
Costs incurred	$ 27		$ 109
Expense amount	27		109
Environmental expenses	(27)		$ (109)
Expected date of incurring the cost		Dec. 31, 2016	Dec. 31, 2015
Total expenditures	$ 27		$ 109
Chinango S.A.C. [Member] | Environmental Studies [Member]
Environmental Expenses [Line Items]
Description		Environmental studies	Environmental studies
Project Status		In progress	Completed
Costs incurred		$ 1	$ 30
Expense amount		1	30
Environmental expenses		$ (1)	$ (30)
Expected date of incurring the cost		Dec. 31, 2016	Dec. 31, 2015
Total expenditures		$ 1	$ 30
Chinango S.A.C. [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Description	Hazardous waste management	Hazardous waste management	Hazardous waste management
Project Status	In progress	In progress	Completed
Costs incurred	$ 73	$ 61	$ 53
Expense amount	73	61	53
Environmental expenses	(73)	$ (61)	$ (53)
Expected date of incurring the cost		Dec. 31, 2016	Dec. 31, 2015
Total expenditures	$ 73	$ 61	$ 53
Costs incurred in prior period		61
Chinango S.A.C. [Member] | Mitigation And Restoration [Member]
Environmental Expenses [Line Items]
Description	Soil and water protection and recovery
Project Status	In progress
Chinango S.A.C. [Member] | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Description	Environmental studies		Air and climate protection, noise reduction, protection from radiation
Project Status	In progress		Completed
Costs incurred	$ 66		$ 423
Expense amount	66		423
Environmental expenses	(66)		$ (423)
Expected date of incurring the cost			Dec. 31, 2015
Total expenditures	$ 66		$ 423
Costs incurred in prior period		$ 1
Chinango S.A.C. [Member] | Landscaping And Gardens [Member]
Environmental Expenses [Line Items]
Description	Gardens, landscaping and fauna maintenance	Gardens, landscaping and fauna maintenance	Gardens, landscaping and fauna maintenance
Project Status	In progress	In progress	Completed
Costs incurred	$ 14	$ 15	$ 13
Expense amount	14	15	13
Environmental expenses	(14)	$ (15)	$ (13)
Expected date of incurring the cost		Dec. 31, 2016	Dec. 31, 2015
Total expenditures	$ 14	$ 15	$ 13
Costs incurred in prior period		15
Chinango S.A.C. [Member] | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Description	Air and climate protection, noise reduction, protection from radiation
Project Status	In progress
Costs incurred	$ 453
Expense amount	453
Environmental expenses	(453)
Total expenditures	$ 453
Costs incurred in prior period		$ 497
Chinango S.A.C. [Member] | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Description		Air and climate protection, noise reduction, protection from radiation
Project Status		In progress
Costs incurred		$ 497
Expense amount		497
Environmental expenses		$ (497)
Expected date of incurring the cost		Dec. 31, 2016
Total expenditures		$ 497
Codensa S.A [Member] | PCBs Dismantling [Member]
Environmental Expenses [Line Items]
Description	Dismantling transformers with PCBS residues	Dismantling transformers with PCBS residues	Dismantling transformers with PCBS residues
Project Status	In progress	In progress	In progress
Costs incurred	$ (5,825)	$ 1,173	$ 748
Capitalized cost	1,261	1,237	748
Expense amount	(7,086)	(64)
Environmental expenses	7,086	64
Cost to be incurred in the future	$ 6,609	$ 6,883
Expected date of incurring the cost	Dec. 31, 2027	Dec. 31, 2027
Total expenditures	$ 784	$ 8,056	$ 748
Costs incurred in prior period		$ 8,056
Codensa S.A [Member] | Nueva Esperanza Archaeological Rescue [Member]
Environmental Expenses [Line Items]
Description	Rescue of archaeological B.C. remains of culture Herrera at substation Nueva Esperanza construction site	Rescue of archaeological B.C. remains of culture Herrera at substation Nueva Esperanza construction site	Rescue of archaeological B.C. remains of culture Herrera at substation Nueva Esperanza construction site
Project Status	Completed	In progress	Completed
Costs incurred		$ 96	$ 700
Capitalized cost		$ 96	$ 700
Expected date of incurring the cost		Dec. 31, 2019	Dec. 31, 2015
Total expenditures		$ 96	$ 700
Costs incurred in prior period		$ 96
Codensa S.A [Member] | Nueva Esperanza Environmental Compensation [Member]
Environmental Expenses [Line Items]
Description	Environmental compensation for construction of Nueva Esperanza substation	Environmental compensation for construction of Nueva Esperanza substation	Environmental compensation for construction of Nueva Esperanza substation
Project Status	In progress	In progress	In progress
Costs incurred	$ (132)	$ 1,716	$ 661
Capitalized cost	625	1,545	661
Expense amount	(757)	171
Environmental expenses	757	(171)
Cost to be incurred in the future	$ 302	$ 735
Expected date of incurring the cost	Dec. 31, 2019	Dec. 31, 2019
Total expenditures	$ 170	$ 2,451	$ 661
Costs incurred in prior period		$ 2,451
Codensa S.A [Member] | Dismantling Power Plant of Negro River [Member]
Environmental Expenses [Line Items]
Description		Contingency power plant of Negro River
Project Status		In progress
Costs incurred		$ 500
Expense amount		500
Environmental expenses		(500)
Cost to be incurred in the future		$ 3,594
Expected date of incurring the cost		Dec. 31, 2036
Total expenditures		$ 4,094
EDEGEL [Member] | Preventing Activities [Member]
Environmental Expenses [Line Items]
Description			Biodiversity protection, sewage water treatment
Project Status			Completed
Costs incurred			$ 154
Expense amount			154
Environmental expenses			$ (154)
Expected date of incurring the cost			Dec. 31, 2015
Total expenditures			$ 154
EDEGEL [Member] | Environmental Studies [Member]
Environmental Expenses [Line Items]
Description			Environmental studies
Project Status			Completed
Costs incurred			$ 33
Expense amount			33
Environmental expenses			$ (33)
Expected date of incurring the cost			Dec. 31, 2015
Total expenditures			$ 33
EDEGEL [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Description			Hazardous waste management
Project Status			Completed
Costs incurred			$ 289
Expense amount			289
Environmental expenses			$ (289)
Expected date of incurring the cost			Dec. 31, 2015
Total expenditures			$ 289
EDEGEL [Member] | Mitigation And Restoration [Member]
Environmental Expenses [Line Items]
Description			Soil and water protection and recovery
Project Status			Completed
Costs incurred			$ 4
Expense amount			4
Environmental expenses			$ (4)
Expected date of incurring the cost			Dec. 31, 2015
Total expenditures			$ 4
EDEGEL [Member] | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Description			Air and climate protection, noise reduction, protection from radiation
Project Status			Completed
Costs incurred			$ 314
Expense amount			314
Environmental expenses			$ (314)
Expected date of incurring the cost			Dec. 31, 2015
Total expenditures			$ 314
EDEGEL [Member] | Compensaciones Por Impactos [Member]
Environmental Expenses [Line Items]
Description			Compensaciones, aumentos de áreas verdes
Project Status			Completed
Costs incurred			$ 221
Expense amount			221
Environmental expenses			$ (221)
Expected date of incurring the cost			Dec. 31, 2015
Total expenditures			$ 221